Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,862	$ 2,711	$ 2,355
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 2,721
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 2 months 1 day
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 42
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	480	535	437
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,011	959	900
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	697	602	493
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 674	$ 615	$ 525